Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income ($)(5)	Pre-Tax Profit ($)(6)
2023	6,743,889	9,226,265	3,163,663	4,851,471	207	194	434,957,000	586,257,000
2022	7,760,204	9,213,035	2,629,526	2,960,216	171	151	368,599,000	498,917,000
2021	8,393,601	6,163,785	2,220,844	905,146	158	159	356,565,000	482,485,000
2020	5,475,195	14,029,693	2,094,217	5,109,905	179	121	266,756,000	362,716,000

Company Selected Measure Name	Pre-Tax Profit
Named Executive Officers, Footnote	The dollar amounts reported in these columns are (i) the amount of total compensation in the “Total” column of the "Summary Compensation Table" reported for (a) Jerry E. Gahlhoff for the year 2023 when he served as the Company’s Chief Executive Officer and (b) Gary W. Rollins for the years 2022, 2021, and 2020 when he served as the Company’s Chief Executive Officer, and (ii) the average of the amounts reported for the Company’s remaining NEOs as a group in the “Total” column of the "Summary Compensation Table" in each applicable year. The names of the remaining NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Non-PEO NEOs
2023	Gary W. Rollins, Kenneth D. Krause, John F. Wilson and Elizabeth B. Chandler
2022	Jerry E. Gahlhoff, Jr., Kenneth D. Krause, Julie K. Bimmerman, John F. Wilson and Elizabeth B. Chandler
2021	Jerry E. Gahlhoff, Jr., P. Edward Northen, Julie K. Bimmerman, John F. Wilson and Elizabeth B. Chandler
2020	Jerry E. Gahlhoff, Jr., Randall R. Rollins, P. Edward Northen, John F. Wilson and Elizabeth B. Chandler

Peer Group Issuers, Footnote	The amounts reported in this column represents the weighted Peer Group TSR (“Peer Group TSR”) for the fiscal years ended December 31, 2023, 2022, 2021 and 2020. The Peer Group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Commercial Services & Supplies Index.
PEO Total Compensation Amount	$ 6,743,889	$ 7,760,204	$ 8,393,601	$ 5,475,195
PEO Actually Paid Compensation Amount	$ 9,226,265	9,213,035	6,163,785	14,029,693
Adjustment To PEO Compensation, Footnote
2.The amounts reported in these columns represent the amount of “compensation actually paid” to (a) Jerry E. Gahlhoff for the year 2023 and (b) Gary W. Rollins for the years 2022, 2021, and 2020, and on average, to all other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Jerry E. Gahlhoff or Gary W. Rollins or to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Jerry E. Gahlhoff or Gary W. Rollins’s total compensation, and to the average total compensation for the other NEOs as a group, for each year to determine the compensation actually paid:

	2023		2022		2021		2020
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)
Summary Compensation Table Total	6,743,889	3,163,663	7,760,204	2,629,526	8,393,601	2,220,844	5,475,195	2,094,217
Subtraction of Stock Awards	(3,918,025)	(1,224,611)	(3,564,000)	(1,224,687)	(4,458,000)	(1,129,360)	(2,846,575)	(1,143,772)
Addition of Year-End Equity Value	5,735,845	1,792,816	4,384,800	1,426,419	4,105,200	834,724	4,541,888	1,004,490
Change in Fair Value of Stock Awards granted in Prior Year	562,771	1,042,907	827,616	147,338	(1,758,348)	(283,712)	6,399,417	1,249,230
Addition of Fair Value Stock Awards that were granted and vested in the same FY	—	—	—	—	—	—	—	768,180
Change in Fair Value of Stock Awards granted during any prior FY that met the vesting conditions as of the end of the applicable FY	(11,764)	(24,458)	(399,921)	(62,357)	(321,024)	(64,051)	308,943	1,096,205
Subtraction of Stock Awards that failed to meet the vesting conditions	—	—	—	—	—	(708,066)	—	—
Subtraction of Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit and Pension	—	—	—	—	—	—	(10,385)	(7,801)
Application of dividends or other earnings paid during applicable FY prior to vesting date	113,549	101,155	204,336	43,977	202,356	34,767	161,210	49,157
Compensation Actually Paid	9,226,265	4,851,471	9,213,035	2,960,216	6,163,785	905,146	14,029,693	5,109,905

Non-PEO NEO Average Total Compensation Amount	$ 3,163,663	2,629,526	2,220,844	2,094,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,851,471	2,960,216	905,146	5,109,905
Adjustment to Non-PEO NEO Compensation Footnote
2.The amounts reported in these columns represent the amount of “compensation actually paid” to (a) Jerry E. Gahlhoff for the year 2023 and (b) Gary W. Rollins for the years 2022, 2021, and 2020, and on average, to all other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Jerry E. Gahlhoff or Gary W. Rollins or to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Jerry E. Gahlhoff or Gary W. Rollins’s total compensation, and to the average total compensation for the other NEOs as a group, for each year to determine the compensation actually paid:

	2023		2022		2021		2020
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)
Summary Compensation Table Total	6,743,889	3,163,663	7,760,204	2,629,526	8,393,601	2,220,844	5,475,195	2,094,217
Subtraction of Stock Awards	(3,918,025)	(1,224,611)	(3,564,000)	(1,224,687)	(4,458,000)	(1,129,360)	(2,846,575)	(1,143,772)
Addition of Year-End Equity Value	5,735,845	1,792,816	4,384,800	1,426,419	4,105,200	834,724	4,541,888	1,004,490
Change in Fair Value of Stock Awards granted in Prior Year	562,771	1,042,907	827,616	147,338	(1,758,348)	(283,712)	6,399,417	1,249,230
Addition of Fair Value Stock Awards that were granted and vested in the same FY	—	—	—	—	—	—	—	768,180
Change in Fair Value of Stock Awards granted during any prior FY that met the vesting conditions as of the end of the applicable FY	(11,764)	(24,458)	(399,921)	(62,357)	(321,024)	(64,051)	308,943	1,096,205
Subtraction of Stock Awards that failed to meet the vesting conditions	—	—	—	—	—	(708,066)	—	—
Subtraction of Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit and Pension	—	—	—	—	—	—	(10,385)	(7,801)
Application of dividends or other earnings paid during applicable FY prior to vesting date	113,549	101,155	204,336	43,977	202,356	34,767	161,210	49,157
Compensation Actually Paid	9,226,265	4,851,471	9,213,035	2,960,216	6,163,785	905,146	14,029,693	5,109,905

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Revenue
Pre-Tax Profit
Stock Price
Adjusted EBITDA

Total Shareholder Return Amount	$ 207	171	158	179
Peer Group Total Shareholder Return Amount	194	151	159	121
Net Income (Loss)	$ 434,957,000	$ 368,599,000	$ 356,565,000	$ 266,756,000
Company Selected Measure Amount	586,257,000	498,917,000	482,485,000	362,716,000
Additional 402(v) Disclosure	The amounts reported in this column represents the Company’s total cumulative Total Shareholder Return (“TSR”) for the fiscal years ended December 31, 2023, 2022, 2021 and 2020. The Company’s total cumulative TSR is the total shareholder return calculated as the profit or loss from net share price change, over a given period, including reinvestment of dividends.The amounts reported in this column represent the amount of Net Income reflected in the Company’s audited financial statements for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Profit
Non-GAAP Measure Description	Pre-Tax Profit, which is calculated as consolidated income before taxes, represents the most important financial measure used by the Company to link compensation actually paid to its named executive officers for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,918,025)	$ (3,564,000)	$ (4,458,000)	$ (2,846,575)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,735,845	4,384,800	4,105,200	4,541,888
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	562,771	827,616	(1,758,348)	6,399,417
PEO | Equity Awards Outstanding and Unvested as of Applicable FY End, determined based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,764)	(399,921)	(321,024)	308,943
PEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Dividends or Other Earnings Paid during Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(10,385)
PEO | Options Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,549	204,336	202,356	161,210
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,224,611)	(1,224,687)	(1,129,360)	(1,143,772)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,792,816	1,426,419	834,724	1,004,490
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,042,907	147,338	(283,712)	1,249,230
Non-PEO NEO | Equity Awards Outstanding and Unvested as of Applicable FY End, determined based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	768,180
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,458)	(62,357)	(64,051)	1,096,205
Non-PEO NEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(708,066)	0
Non-PEO NEO | Change in Dividends or Other Earnings Paid during Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(7,801)
Non-PEO NEO | Options Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 101,155	$ 43,977	$ 34,767	$ 49,157